Loss Before Income Tax - Summary of General and Administrative Expenses (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Profit (loss) [Abstract]
General and administrative expense	$ 6,893,836	$ 2,788,423